LEASES - Schedule of Supplemental Cash Flow Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating cash flows from finance leases	$ 1,188	$ 1,223	$ 968
Operating cash flows from operating leases	63,844	66,684	33,322
Financing cash flows from finance leases	7,393	8,183	6,332
Right-of-use assets obtained in exchange for finance lease liabilities	9,045	776	5,452
Right-of-use assets obtained in exchange for operating lease liabilities	$ 86,907	$ 91,063	$ 21,711